SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)					12 Months Ended
	Nov. 03, 2022	Oct. 26, 2022	Aug. 25, 2022	Jun. 08, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 13, 2021
Subsidiary, Sale of Stock [Line Items]
Original authorized share capital value							$ 50,000
Original authorized share				888,000,000			500,000,000
Common stock, shares authorized				883,000,000	883,000,000	883,000,000	450,000,000
Common stock, par value				$ 0.001125	$ 0.001125	$ 0.001125	$ 0.0001
Preferred stock, shares authorized				5,000,000	5,000,000	5,000,000	50,000,000
Preferred stock, par value				$ 0.001125	$ 0.001125	$ 0.001125	$ 0.0001
Preferred stock, shares not issued							50,000,000
Common stock, shares, issued					71,885,000	45,375,000	450,000,000
Reverse stock split				a reverse split of the Company’s outstanding ordinary shares at a ratio of 1-for-11.25 shares, and (iii) a reverse split of the Company’s authorized and unissued preferred shares at a ratio of 1-for-11.25 shares
Preferred stock, shares issued					0	0
Preferred stock, shares outstanding					0	0
Common stock, shares, outstanding					71,885,000	45,375,000
Share price					$ 4.00
Proceeds from initial public offerings					$ 2,730,674
Number of ordinary shares percent					7.00%
Weighted average remaining life of warrants					3 years 10 months 24 days
Percentage of initial public offering					140.00%
Underwriter Representative Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase shares					376,250
Weighted average remaining life of warrants					5 years
Exercise price					$ 5.60
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate share purchase			5,375,000
Share price			$ 4.00
Proceeds from Issuance of Common Stock			$ 21,500,000
Proceeds from initial public offerings			18,800,000
Proceeds from initial public offerings			$ 2,700,000
Private Placement [Member] | Subscription Agreements [Member] | Four Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate share purchase	9,000,000	9,000,000
Share price	$ 1.40	$ 1.40
Gross proceeds from private placement	$ 12,600,000
Net proceeds from private placement	$ 11,770,000
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Original authorized share capital value				$ 50,000
Common stock, shares, issued					40,000,000
Common stock, shares, outstanding					40,000,000
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Original authorized share capital value				$ 999,000
Common stock, shares, issued							450,000,000
Common stock, shares, outstanding							450,000,000